Financial risk management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 66,738	$ 54,155
Non-current borrowings	60,132	67,739
Total borrowings	126,870	121,894
Commodity price risk
Disclosure of Financial Risk Management [Line Items]
Current borrowings	59,126	11,153
Non-current borrowings	0	67,739
Total borrowings	$ 59,126	$ 78,892
Percent of current borrowings	47.00%	9.00%
Percent of non-current borrowings	0.00%	56.00%
Percent of total borrowings	47.00%	65.00%